LVIP JPMorgan Mid Cap Value Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund (formerly LVIP JPMorgan Mid Cap Value RPM Fund) (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP JPMorgan Mid Cap Value Managed Volatility Fund (the “Fund”), is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP JPMorgan Mid Cap Value Managed Volatility Fund		Standard Class	Service Class
Management Fee		0.76%	0.76%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.85%	1.10%
Less Fee Waiver	[3]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses	[4]	0.82%	1.07%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.12% of the first $60 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP JPMorgan Mid Cap Value Managed Volatility Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	84	268	468	1,046
Service Class	109	347	603	1,338

Expense Example, No Redemption LVIP JPMorgan Mid Cap Value Managed Volatility Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	84	268	468	1,046
Service Class	109	347	603	1,338

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on December 31, 2014, the market capitalizations of the companies in the index ranged from $275 million to $33.5 billion. In implementing its main strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The sub-adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

The sub-adviser may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.

Managed Volatility Strategy. The Fund’s adviser will also employ an actively managed risk-management overlay. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the Fund is permitted to invest up to 20% of its assets in the managed volatility strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s assets in the managed volatility strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the managed volatility strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures will fluctuate frequently based upon market conditions.

When market volatility is below the adviser's target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the managed volatility strategy may increase the Fund's economic exposure to equity securities up to a maximum of 100% of the Fund's assets. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Risk Management Strategy Risk. The success of the adviser's risk management strategy depends in part on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund's benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund's performance may be negatively impacted in certain markets as a result of reliance on these models.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 21.70%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.40%).
The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy which was implemented on September 21, 2012 and that is currently used by the Fund.
Average Annual Total Returns For periods ended 12/31/14
Average Annual Total Returns LVIP JPMorgan Mid Cap Value Managed Volatility Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	8.11%	13.36%	6.16%
Standard Class Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	4.22%	14.26%	6.89%
Standard Class Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	14.75%	17.43%	9.43%
Service Class	7.85%	13.07%		5.34%	[1]	Apr. 30, 2007
Service Class Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	4.22%	14.26%		4.87%	[1]	Apr. 30, 2007
Service Class Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	14.75%	17.43%		6.86%	[1]	Apr. 30, 2007
[1]	Since April 30, 2007